Segment information - Schedule of revenue by major customers (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022
Revenue, Major Customer [Line Items]
Revenues	$ 0	$ 36,736	$ 0
Major commodity trading company
Revenue, Major Customer [Line Items]
Revenues	0	14,941	0
Commodity and energy transition company
Revenue, Major Customer [Line Items]
Revenues	0	13,078	0
Multi-modal transport company
Revenue, Major Customer [Line Items]
Revenues	$ 0	$ 8,717	$ 0
Customer concentration risk | Revenue benchmark | Major commodity trading company
Revenue, Major Customer [Line Items]
Concentration risk (as a percent)	0.00%	41.00%	0.00%
Customer concentration risk | Revenue benchmark | Commodity and energy transition company
Revenue, Major Customer [Line Items]
Concentration risk (as a percent)	0.00%	35.00%	0.00%
Customer concentration risk | Revenue benchmark | Multi-modal transport company
Revenue, Major Customer [Line Items]
Concentration risk (as a percent)	0.00%	24.00%	0.00%